Note 27 - Provisions Parenthetical Information (Detail: Text Values) € / shares in Units, £ in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Estimated aggregated future loss (more than remote but less than probable) [Abstract]
Civil Litigation matters	€ 1,700,000,000			€ 2,100,000,000
Regulatory enfocement matters	100,000,000			200,000,000
Danske Bank Estonia Investigations [Abstract]
Payment of administrative fine to FPP in 2020 in EURO				13,500,000
Payment of civil penalty to DFS in 2020 in connection with relationships to three former Deutsche Bank clients, Danske Banks Estonia branch, Jeffrey Epstein and FBME Bank, in U.S. D. | $									$ 150,000,000
BGH [Abstract]
Civil litigation class provision in the second quarter of 2021 in EUR	130,000,000
Cum-ex Investigations and Litigations [Abstract]
Demand from Federal Central Tax Office for tax refunds paid to former custody client in EURO	49,000,000
Payment of liability notice from Federal Central Tax Office by January 20, 2020 in connection with tax refund claims in EURO				2,100,000
Total indemnification claim of M.M.Warburg for transactions conducted in the years 2007 to 2011 in EURO	250,000,000
of which: related to taxes in EUR	166,000,000
of which: related to interest in EUR	84,000,000
Extended indemnification claim of M.M.Warburg for same transactions raised in 2020 in EURO	176,000,000
of which: related to taxes in EURO	166,000,000
of which: related to interest in EURO	10,000,000
Warburg claims in 2021, total, in EUR	86,000,000
of which: related to taxes in EUR	63,000,000
Of which: related to interests, in EUR	23,000,000
Further Warburg claims in relation to the criminal confiscation, in EUR	54,000,000
Claim for one of the funds, Warburg Invest received a tax liability notice from tax authorities in 2020 in EURO	61,000,000
Deutsche Bank estimation for tax amount for second fund, approximately in EURO	49,000,000
BNY estimation of potential Cum-Ex related tax liabilities in EURO	€ 120,000,000
BNY estimation of potential Cum-Ex tax liabilities in percent	0.06
FX Investigations & Litigations [Abstract]
DB Brazil Settlement on 7th Dec 2016 in BRL (fine payment)	€ 51,000,000
Civil monetary penalty agreement (Board of Governors of the Federal Reserve System) in U.S. D | $		$ 137,000,000
Civil monetary penalty agreement (New York State Department of Financial Services) in U.S. D | $								$ 205,000,000
Global settlement | $		10,000,000
Interbank Offered Rates Matters [Abstract]
Payment to European Commission in relation to anticompetitive conduct in the trading of interest rate derivatives (as reported in 2013) in EUR				€ 725,000,000
Payment for misconduct concerning to LIBOR settlement to DOJ & CFTC (as reported in 2015) in U.S. D | $					$ 2,175,000,000
Payment for misconduct concerning to LIBOR settlement to FCA (as reported in 2015) in GBP | £						£ 226.8
Fine payment to Swiss Competition Commission (WEKO) pursuant to a settlement agreement in relation to Yen LIBOR in CHF | SFr							SFr 5.4
Payment of settlement with US State attornys investigation in interbank offered rates in U.S. D | $					220,000,000
Payment of settlement agreement on July 29, 2020, as part of the U.S. dollar LIBOR MDL asserting claims on behalf of lending institutions headquartered in the United States in USD | $					425,000
Claims in Spain filed against Deutsche Bank by claimants with mortgage loans held by banks and other financial institutions in EURO	€ 1,000,000
Claims in Spain: Damages being reduced to (in percent)	0.10
Investigations Into Referral Hiring Practices and Certain Business Relationships [Abstract]
Agreement with SEC for payment to resolve investigation into DB's hiring practices related to candidates referred by clients, potential clients and government officials in USD | $		16,000,000
Deferred prosecution agreement (DPA) with the DOJ concerning spoofing in precious metals in USD | $								8,000,000
of which: credited by virtue of Deutsche Banks 2018 resolution with the CFTC in USD | $								6,000,000
Settlement with SEC to resolve investigation into conduct regarding the Banks compliance with the FCPA with respect to the Banks engagement of finders and consultants in USD | $								$ 43,000,000
Jeffrey Epstein Investigations [Abstract]
Civil penalty in connection with these three former Deutsche Bank Clients Danske Banks Estonia branch, Jeffrey Epstein and FBME Bank which was paid by the bank in U.S. dollar | $		150,000,000
Mortgage-Related and Asset-Backed Securities Matters and Investigation [Abstract]
Payment of a civil monetary penalty for RMBS claims from 2005 to 2007 (settlement with DOJ) in U.S. D | $					$ 3,100,000,000
Agreed consumer releif for RMBS claims from 2005 to 2007 (settlement with DOJ, fullfillment confirmed from DOJ in 2020) in U.S. D | $		4,100,000,000
Settlement with Maryland Attorney General of payment for RMBS and CDO businesses from 2002 to 2009 in U.S. D mn. | $		15,000,000
Agreed consumer relief settlement with Maryland Attorney General (to be allocated from the overall U.S.D 4.1 billion consumer relief obligation agreed to as part of Deutsche Banks settlement with the DOJ, fullfillment confirmed from DOJ in 2020) in U.S. D | $		80,000,000
Issuer and underwriter litigation [Abstract]
Settlement of the class action relating to the underwriting of six RMBS offerings by Novastar Mortgage Corporation in U.S.Dollar a portion of which was paid by the bank | $		165,000,000
Polish Mortgages [Abstract]
Reimbursement of alleged overpayments	€ 250,000,000
Polish mortgages: Number of civil claims	2,000
Provisions for the reimbursement of alleged overpayments	€ 165,000,000
Postbank Voluntary Public Takeover Offer [Abstract]
Takeover offer for Postbank shareholder in EUR per share | € / shares	€ 25
Total number of shares accepted in takeover in shares | shares	48,200,000							48,200,000
Claim (raised in 2010 by Effecten-Spiegel AG) for raising the takeover share price offer to EUR per share | € / shares	€ 57.25
Claim (raised in 2014 by additional former shareholders of Postbank) for raising the takeover share price offer in EUR per share | € / shares	57.25
Increase of takeover share price offer to shareholders which have accepted the takeover in EUR per share | € / shares	32.25
Additional claims (raised in 2017) for raising the takeover share price offer to EUR per share | € / shares	€ 64.25
Total payment claims against Deutsche Bank in relation to Postbank takeover (excluding interest)	€ 700,000,000
Further Proceedings Relating to the Postbank Takeover [Abstract]
Decisive takeover price for determining an appropriate cash compensation, claimed by applicants in the appraisal proceedings in Euro per share | € / shares	€ 57.25
Regional Court Cologne decision from October 1, 2020 [Abstract]
Increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung), in EURO per share | € / shares	0.12
New saldo after increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung), in EURO per share | € / shares	1.78
Increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag), in EURO per share | € / shares	4.56
New saldo after increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag), in EURO per share | € / shares	€ 29.74
Number of former Postbank shares affected from increase of the settlement amount, approximately | shares	492,000							492,000
Number of former Postbank shares affected from increase of the annual compensation, approximately | shares	7,000,000							7,000,000
Investigations into the Banks anti-money laundering (AML) control function in its investment banking division [Abstract]
Settlement agreement with DFS to pay civil monetary penalties in U.S.Dollar | $		425,000,000
Settlement agreement with FCA to pay civil monetary penalties in GBP | £			£ 163.0
Payment of penalty for AML issues identified by the Federal Reserve in U.S.Dollar | $		41,000,000
Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations [Abstract]
Agreement with U.S. District Court for the Southern District of New York to settle the actions (alleging violations of U.S. antitrust law and common law related to alleged manipulation of the secondary trading market for SSA bonds) in U.S. D | $		48,500,000
Fine against DB Mexico resulting from alleging violations of U.S. antitrust law and a claim for unjust enrichment relating to Mexican government bond trading, in USD | $								$ 427,000
Agreement to settle class actions (violations of antitrust law and common law related to alleged manipulation of the secondary trading market for US Agency bonds), already fully reflected in existing litigation reserves in USD | $		15,000,000
Class action settlement with Deutsche Bank separately as to the class action settlements with the other defendants in U.S.Dollar | $		$ 386,500,000
US Treasury Securities Investigations [Abstract]
Civil monetary fine again Deutsche Bank Securities Inc. (DBSI) for alleged spoofing by two Tokyo-based traders between January and December 2013, in USD | $								$ 1,250,000